Revenue and Other Income and Gains (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Other Income and Gains [Abstract]
Gain on disposal of subsidiaries		$ 24,757